SCHEDULE OF SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Gross proceeds			$ 66,000,000
Proceeds allocated to public rights			(1,056,000)
Offering costs allocated ordinary shares subject to redemption			(4,755,805)
Remeasurement of ordinary shares subject to redemption	$ 815,850	$ 759,647	7,624,825
Ordinary shares subject to possible redemption	69,388,517	68,572,667	67,813,020
Ordinary shares subject to possible redemption	$ 69,388,517	$ 68,572,667	$ 67,813,020